Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets [Roll Forward]
Balance at beginning of year	$ 499,318	$ 557,159
Additions	32,159	15,527
Additions from acquisitions	81,200	28,700
Amortization	(118,576)	(133,797)	$ (137,900)
Disposals	(4,426)	(897)
Foreign currency translation adjustments	(14,632)	32,626
Balance at end of year	475,043	499,318	557,159
Goodwill [Roll Forward]
Balance at beginning of year	2,012,904	1,925,518
Additions from acquisitions	142,287	26,934
Disposals	(5,682)	0
Foreign currency translation adjustments	(40,973)	60,452
Balance at end of year	$ 2,108,536	$ 2,012,904	$ 1,925,518